Income taxes - Summary of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Deferred tax assets:
Net operating losses	$ 4,296	$ 1,832	$ 163
Research and development licenses	2,550	2,831	0
Development costs	418	301	0
Share-based compensation	198	88	0
Other	0	6	3
Valuation allowances	(7,331)	(5,000)	(166)
Total deferred tax assets	131	58	0
Deferred tax liabilities:
Depreciation	(91)	(58)	0
Other	(40)	0	0
Total deferred tax liabilities	(131)	(58)	0
Net deferred tax	$ 0	$ 0	$ 0